Related party transactions and balances (Details Narrative)	12 Months Ended
	Feb. 29, 2024 SGD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)
Related Party Transaction [Line Items]
Due from related party	$ 848		$ 8,792	$ 6,516
Mr. Lim Sin Foo, Harris [Member]
Related Party Transaction [Line Items]
Waiver amount granted	1,000,000	$ 743,100
Director [Member]
Related Party Transaction [Line Items]
Amount due to director	330,762		691,981	512,827
Fast Steel Construction Pte Ltd (“FSC”) [Member] | Service [Member]
Related Party Transaction [Line Items]
Services fees	965,005	717,095
Fast Track Events Sdn Bhd (“FTESB”) [Member]
Related Party Transaction [Line Items]
Due from related party	22,167		$ 22,260	$ 16,497
Fast Track Events Sdn Bhd (“FTESB”) [Member] | Service [Member]
Related Party Transaction [Line Items]
Services fees	$ 205,946	$ 153,038